Other receivables	12 Months Ended
Jun. 30, 2025
Exascale Labs Inc. [Member]
Other receivables

6. Other receivables

Other receivables represent funds temporarily held in trust by an employee acting as the Company’s behalf. As of June 30, 2024 and 2025, the balance were $2,884,694 and $1,207,626, respectively, primary comprising proceeds from SAFEs agreements received via the employee and net of payments made to designated suppliers at the Company’s direction. The outstanding balance was fully settled in January 2026.